FINANCIAL INSTRUMENTS - Classification of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Amortized cost
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	$ 579,555	$ 629,201
Amortized cost | Accounts payable and accrued liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	115,501	133,275
Amortized cost | Borrowings
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	464,054	494,273
Amortized cost | Amounts due to former shareholders of Polyair
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities		1,653
Amortized cost | Non-controlling interest put options
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities		0
Fair value through earnings
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	13,634	10,499
Fair value through earnings | Non-controlling interest put options
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	13,634	10,499
Amortized cost
Disclosure of financial assets and liabilities [Line Items]
Financial assets	143,808	152,759
Amortized cost | Cash
Disclosure of financial assets and liabilities [Line Items]
Financial assets	7,047	18,651
Amortized cost | Trade receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	133,177	129,285
Amortized cost | Supplier rebates and other receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	3,584	4,823
Fair value through earnings
Disclosure of financial assets and liabilities [Line Items]
Financial assets	0	339
Fair value through earnings | Interest rate swap agreements
Disclosure of financial assets and liabilities [Line Items]
Financial assets		339
Derivatives used for hedging (fair value through OCI)
Disclosure of financial assets and liabilities [Line Items]
Financial assets	0	2,266
Financial liabilities	1,339
Derivatives used for hedging (fair value through OCI) | Interest rate swap agreements | Cash flow hedges
Disclosure of financial assets and liabilities [Line Items]
Financial assets		$ 2,266
Financial liabilities	$ 1,339